GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
Schedule of Intangible assets, net

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(1,627)	$6,183
Customer relationships	6	2,130	(739)	1,391
Trademarks	2	720	(720)	—
Non-compete	3	180	(125)	55
Total acquired intangible assets		$10,840	$(3,211)	$7,629

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(846)	$6,964
Customer relationships	6	2,130	(177)	1,953
Trademarks	2	720	(390)	330
Non-compete	3	180	(65)	115
Total acquired intangible assets		$10,840	$(1,478)	$9,362

Schedule of estimated amortization expense

2021	$1,191
2022	1,136
2023	1,136
2024	1,107
2025	781
Thereafter	2,278
Total	$7,629

Airspan [Member]
Entity Listings [Line Items]
Schedule of Intangible assets, net

	Weighted	June 30, 2021
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Internally developed technology	10	$7,810	$(2,017)	$5,793
Customer relationships	6	2,130	(917)	1,213
Trademarks	2	720	(720)	-
Non-compete	3	180	(155)	25
Total acquired intangible assets		$10,840	$(3,809)	$7,031

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Internally developed technology	10	$7,810	$(1,627)	$6,183
Customer relationships	6	2,130	(739)	1,391
Trademarks	2	720	(720)	-
Non-compete	3	180	(125)	55
Total acquired intangible assets		$10,840	$(3,211)	$7,629

Schedule of estimated amortization expense

2021	$593
2022	1,136
2023	1,136
2024	1,107
2025	781
Thereafter	2,278
Total	$7,031